Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of intangible Assets

(in thousands of euros)	January 1, 2018	Increases	Decreases	December 31, 2018
Library of compounds	2,142	—	—	2,142
Software	1,398	106	—	1,504
Intangible assets, gross	3,540	106	—	3,646
Amortization of library of compounds	(828)	(165)	—	(993)
Amortization of software	(906)	(204)	—	(1,110)
Amortization	(1,733)	(369)	—	(2,103)
Intangible assets, net	1,806	(264)	—	1,543

(in thousands of euros)	January 1, 2019	Increases	Decreases	December 31, 2019
Library of compounds	2,142	—	—	2,142
Software	1,504	29	—	1,533
Intangible assets, gross	3,646	29	—	3,674
Amortization of library of compounds	(993)	(165)	—	(1,157)
Amortization of software	(1,110)	(179)	—	(1,289)
Amortization	(2,103)	(343)	—	(2,446)
Intangible assets, net	1,543	(314)	—	1,228

(in thousands of euros)	January 1, 2020	Increases	Decreases	December 31, 2020
Library of compounds	2,142	—	—	2,142
Software	1,533	0	—	1,533
Intangible assets, gross	3,674	0	—	3,674
Amortization of library of compounds	(1,157)	(165)	—	(1,322)
Amortization of software	(1,289)	(129)	—	(1,417)
Amortization	(2,446)	(293)	—	(2,739)
Intangible assets, net	1,228	(293)	—	935